Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [abstract]
Going concern
Going concern
The Group incurred a loss for the
six-month
period ending June 30, 2021 of $75,789 thousand (2020: loss of $89,283 thousand), and operating cash outflows of $19,466 thousand (2020: $87,391 thousand). As of June 30, 2021, the Group had a net asset position of $58,020 thousand (2020: $48,359 thousand). The Group has financed its operations principally through issuances of debt and equity securities and has a strong record of fundraising, evidenced by its successful Series C raise, execution of a $200,000 thousand Convertible Loan Note agreement and the issuance of $50,000 thousand in unsecured bonds in August 2021. The Group requires significant cash resources to, among other things, fund working capital requirements, increase headcount, make capital expenditures (including those related to product development), and expand our business through acquisitions.
The financial statements have been prepared on a going concern basis which the directors consider to be appropriate for the following reasons.
The directors have prepared cash flow forecasts for a period of 12 months from the date of approval of these financial statements which indicate that, taking account of reasonably possible downsides, the Group will have sufficient funds through injections of further investment capital in order to meet its liabilities as they fall due for that period (the going concern period). Based upon the forecasts, the directors are expecting to consummate the Merger and believe that the capital raised will be sufficient to provide adequate funding to service the Group’s obligations, meet liquidity needs and fund necessary capital expenditures through the going concern period. In the event that the Group is unable to consummate the Merger, the directors believe that additional funding will be required to be sought through public or private equity or debt financings to continue operations.
At June 30, 2021, the Group had cash and cash equivalents of $42,381 thousand (2020: $101,757 thousand). The Group has long term debt obligations that mature in August 2022 for $50,000 thousand (Note 19).
While there is no assurance that the Merger will be consummated or, in the event that the Merger is not consummated, that additional funds are available on acceptable terms, the directors believe that they will be successful in raising the additional capital needed to meet working capital and capital expenditure requirements during the going concern period. As noted in Note 1, the Group has entered into a definitive merger agreement with Alkuri Global Acquisition Corp. The Group expects the Merger will be consummated in the second half of 2021 to deliver a minimum amount of $230,000 thousand, which would provide sufficient additional capital to continue operations over the going concern period.
However, the above indicates that there are material uncertainties (ability to fund raise further capital in the short term) related to events or conditions that may cast significant doubt on the Group’s ability to continue as a going concern and therefore, to continue realizing its assets and discharging its liabilities in the normal course of business.
The financial statements do not include any adjustments that would result from the basis of preparation being inappropriate.

Going concern
At December 31, 2020, the Group incurred a loss for the year of $184,451 thousand (2019: loss of $149,980 thousand), and operating cash outflows of $143,430 thousand (2019: $143,614 thousand). As of December 31, 2020 the Group had a net asset position of $48,359 thousand (2019: $173,797 thousand). The Group has financed its operations principally through issuances of debt and equity securities and has a strong record of fundraising, evidenced by its successful Series C raise, execution of a $200,000 thousand Convertible Loan Note agreement and the issuance of $50,000 thousand in unsecured bonds in August 2021. The Group requires significant cash resources to, among other things, fund working capital requirements, increase headcount, make capital expenditures (including those related to product development), and expand our business through acquisitions.
The financial statements have been prepared on a going concern basis which the directors consider to be appropriate for the following reasons.
The directors have prepared cash flow forecasts for a period of 12 months from the date of approval of these financial statements which indicate that, taking account of reasonably possible downsides, the Group will have sufficient funds through injections of further investment capital in order to meet its liabilities as they fall due for that period (the going concern period). Based upon the forecasts, the directors are expecting to consummate the Merger and believe that the capital raised will be sufficient to provide adequate funding to service our obligations, meet liquidity needs and fund necessary capital expenditures through the going concern period. In the event that the Group is unable to consummate the Merger additional funding will be required to be sought through public or private equity or debt financings to continue our operations.
At December 31, 2020, the Group had cash and cash equivalents of $101,757 thousand (2019: $214,888 thousand). The Group has long term debt obligations that mature in August 2022 for $50,000 thousand (Note 28).
While there is no assurance that the Merger will be consummated or, in the event that the Merger is not consummated, that additional funds are available on acceptable terms, the directors believe that they will be successful in raising the additional capital needed to meet working capital and capital expenditure requirements during the going concern period. As noted in Note 28, the Group has entered into a definitive merger agreement with Alkuri Global Acquisition Corp. The Group expects the Merger will be consummated in the second half of 2021 to deliver a minimum amount of $230,000 thousand, which would provide sufficient additional capital to continue operations over the going concern period. However, the above indicates that there are material uncertainties (ability to fund raise further capital in the short term) related to events or conditions that may cast significant doubt on the Group’s ability to continue as a going concern and therefore, to continue realizing its assets and discharging its liabilities in the normal course of business.
The financial statements do not include any adjustments that would result from the basis of preparation being inappropriate.

Basis of consolidation
Basis of consolidation
Subsidiaries
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. To determine whether the Group controls an entity, status of voting or similar rights, contractual arrangements and other specific factors are considered. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on which that control ceases.
The Group holds certain rights in the form of purchase options to acquire additional equity interests in entities that it has an existing shareholding in. These rights are assessed as either substantive or protective in nature to conclude whether the Group exercises control over the entity. This assessment requires judgement relating to both the barriers that may prevent, and the extent to which the Group would benefit from, exercise of those rights and determines whether the Group should consolidate the entity.
In addition, the Company consolidates certain professional service corporations (“PCs”) which are owned, directly or indirectly, and operated by appropriately licensed physicians. The Company maintains control of these PCs through contractual arrangements, which can include service agreements, financing agreements, equity transfer restriction agreements, and employment agreements, or a combination thereof, which are primarily established during the formation of the PCs. At inception, the contractual framework established between the Group and the PCs provides the Group with the power to direct the relevant activities in the conduct of the PC’s non-clinical
administrative and other
non-clinical
business activities. The physicians employed by the PC are exclusively in control of, and responsible for, all aspects of the practice of medicine for their patients. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and a substantive process and whether the acquired set has the ability to produce outputs. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired.
Intercompany transactions, balances and unrealized gains on transactions between the Group’s companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the Consolidated Statement of Profit and Loss and Other Comprehensive Loss, Consolidated Statement of Financial Position and Consolidated Statement of Changes in Equity. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.
Associates
Associates are those entities in which the Group has significant influence, but not control, over the financial and operating policies.
Associates are accounted for using the equity method and are initially recognized at cost. The Consolidated Financial Statements include the Group’s share of the total comprehensive income and equity movements of equity accounted investees, from the date that significant influence commences until the date that significant influence ceases. When the Group’s share of losses exceeds its interest in an equity accounted investee, the Group’s carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or has made payments on behalf of an investee.

Basis of consolidation
Subsidiaries
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. To determine whether the Group controls an entity, status of voting or similar rights, contractual arrangements and other specific factors are considered. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on which that control ceases.
The Group holds certain rights in the form of purchase options to acquire additional equity interests in entities that it has an existing shareholding in. These rights are assessed as either substantive or protective in nature to conclude whether the Group exercises control over the entity. This assessment requires judgement relating to both the barriers that may prevent, and the extent to which the Group would benefit from, exercise of those rights and determines whether the Group should consolidate the entity.
In addition, the Company consolidates certain professional service corporations (“PCs”) which are owned, directly or indirectly, and operated by appropriately licensed physicians. The Company maintains control of these PCs through contractual arrangements, which can include service agreements, financing agreements, equity transfer restriction agreements, and employment agreements, or a combination thereof, which are primarily established during the formation of the PCs. At inception, the contractual framework established between the Group and the PCs provides the Group with the power to direct the relevant activities in the conduct of the PC’s non-clinical administrative and other non-clinical business activities. The physicians employed by the PC are exclusively in control of, and responsible for, all aspects of the practice of medicine for their patients. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and a substantive process and whether the acquired set has the ability to produce outputs. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired.
Intercompany transactions, balances and unrealized gains on transactions between the Group’s companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the Consolidated Statement of Profit and Loss and Other Comprehensive Loss, Consolidated Statement of Financial Position and Consolidated Statement of Changes in Equity. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.
Associates
Associates are those entities in which the Group has significant influence, but not control, over the financial and operating policies.
Associates are accounted for using the equity method and are initially recognized at cost. The Consolidated Financial Statements include the Group’s share of the total comprehensive income and equity movements of equity accounted investees, from the date that significant influence commences until the date that significant influence ceases. When the Group’s share of losses exceeds its interest in an equity accounted investee, the Group’s carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or has made payments on behalf of an investee.

Reclassifications
Reclassifications
In 2020, following the start of the VBC (Value-Based Care) revenue stream, management reviewed the presentation of the Consolidated Statement of Profit and Loss and considered whether it continued to provide relevant and reliable information to stakeholders. It was concluded that there should be an update to how certain expenses were classified and therefore the Group has changed its accounting policy for expense classifications. Previously, the Group had disclosed Depreciation and Amortization as a separate expense category, whereas now Depreciation and Amortization costs are allocated to their relevant function.
In addition, in preparing these financial statements, the Group elected to separately present costs of revenue relating to Platform and application expenses including amortization and impairment and Research and Development expenses excluding amortization and impairment in its Consolidated Statement of Profit and Loss. The elective disaggregated presentation of amounts previously classified as Research & Development and Technology expenses was applied retrospectively to the Company’s Consolidated Financial Statements.
With the exception of the change in presentation in the Consolidated Statement of Profit and Loss, these elective changes had no impact on the Group’s Loss for the period or to the condensed consolidated interim financial statements as of and for the period ended June 30, 2021 and 2020.

Reclassifications
In 2020, following the start of the VBC (Value-Based Care) revenue stream, management reviewed the presentation of the Consolidated Statement of Profit and Loss and considered whether it continued to provide relevant and reliable information to stakeholders. It was concluded that there should be an update to how certain expenses were classified and therefore the Group has changed its accounting policy for expense classifications. Previously, the Group had disclosed Depreciation and Amortization as a separate expense category, whereas now Depreciation and Amortization costs are allocated to their relevant function.
In addition, the Group elected to separately present costs of revenue relating to its Platform and application expenses, including the amortization and impairment, and Research and development expenses, excluding the amortization and impairment, in its Consolidated Statement of Profit and Loss. The elective disaggregated presentation of amounts previously classified as Research & development and technology expenses was applied retrospectively to the Company’s Consolidated Financial Statements.
With the exception of the change in presentation in the Consolidated Statement of Profit and Loss, these elective changes had no impact on the Group’s Loss for the period or to the consolidated financial statements as of and for the years ended December 31, 2021 and 2020.

Change in accounting policies
Change in accounting policies
R&D tax credits claimed and reimbursed through the U.K. research and development expenditure credit scheme (the “RDEC Scheme”) are recognized gross as a deferred income grant liability on the balance sheet and as a reduction to Platform and application expenses over the period of expected benefit from the expenditure. The related tax charge on the credit is recognized in the year of the tax credit. This represents a change in accounting policy elected by the Group for the year ended December 31, 2020. The change in accounting policy did not have a material impact on the consolidated financial statements.
Change in accounting policies
R&D tax credits claimed and reimbursed through the U.K. research and development expenditure credit scheme (the “RDEC Scheme”) are recognized gross as a deferred income grant liability on the balance sheet and as a reduction to Platform & application expenses over the period of expected benefit from the expenditure. The related tax charge on the credit is recognised in the year of the tax credit. This represents a change in accounting policy elected by the Group for the year ended December 31, 2020. The change in accounting policy did not have a material impact on the consolidated financial statements.

Revenue recognition
Revenue recognition
Revenue is primarily derived from the following sources: (1) software license fees for the provision of AI services, (2) patient revenues from the provision of clinical services, and (3) capitation revenue from value-based care services.
Revenue is recognized upon transfer of control of services to customers in an amount that reflects the consideration which the Group expects to receive in exchange for those services.
Contract assets are recognized when there is an excess of revenue earned over billings on contracts where the rights are conditional on something other than passage of time. Contract assets are classified as unbilled receivables (i.e. only invoicing is pending) when there is an unconditional right to receive cash, and only passage of time is required, as per contractual terms.
Income received in advance (“contract liability”) is recognized when there are billings in excess of revenues earned for services rendered.
The Group’s contracts with customers could include promises to transfer multiple services to a customer. The Group assesses the services promised in a contract and identifies distinct or bundled performance obligations in the contract. Identification of these performance obligations involves judgement to determine the promises and the ability of the customer to benefit independently from such promises. If multiple performance obligations are identified in the contract the transaction price is allocated to each performance obligation on a relative stand-alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied. Transaction prices are adjusted for the effects of a significant financing component if we expect, at contract inception, that the period between the transfer of the promised goods or services to the customer and when the customer pays for that service will be more than one year.
The Group exercises judgement in determining whether the performance obligation is satisfied at a point in time or over a period of time. The Group considers indicators such as how a customer consumes benefits as services are rendered, existence of enforceable rights to payment for performance to date, transfer of significant risks and rewards to the customer and acceptance of delivery of the service by the customer.

Revenue recognition
Revenue is primarily derived from the following sources: (1) software license fees for the provision of AI services, (2) patient revenues from the provision of clinical services, and (3) capitation revenue from value-based care services.
Revenue is recognized upon transfer of control of services to customers in an amount that reflects the consideration which the Group expects to receive in exchange for those services.
Contract assets are recognized when there is an excess of revenue earned over billings on contracts where the rights are conditional on something other than passage of time. Contract assets are classified as unbilled receivables (i.e. only invoicing is pending) when there is an unconditional right to receive cash, and only passage of time is required, as per contractual terms.
Income received in advance (“contract liability”) is recognized when there are billings in excess of revenues earned for services rendered.
The Group’s contracts with customers could include promises to transfer multiple services to a customer. The Group assesses the services promised in a contract and identifies distinct or bundled performance obligations in the contract. Identification of these performance obligations involves judgement to determine the promises and the ability of the customer to benefit independently from such promises. If multiple performance obligations are identified in the contract the transaction price is allocated to each performance obligation on a relative stand-alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied. Transaction prices are adjusted for the effects of a significant financing component if we expect, at contract inception, that the period between the transfer of the promised goods or services to the customer and when the customer pays for that service will be more than one year.
The Group exercises judgement in determining whether the performance obligation is satisfied at a point in time or over a period of time. The Group considers indicators such as how a customer consumes benefits as services are rendered, existence of enforceable rights to payment for performance to date, transfer of significant risks and rewards to the customer and acceptance of delivery of the service by the customer.
Software licensing revenue
Software licensing revenue
Under IFRS 15, the Group must determine whether the Group’s promise to grant a software license provides its customer with either a right to access the Group’s intellectual property (“IP”) or a right to use the Group’s IP. A software license will provide a right to access the IP if there is significant development of the IP expected in the future, whereas for a right to use, the IP is to be used in the condition it is at the time the software license is signed. Our license fee revenue consists of AI services that are provided on a continuous basis for the contractual period. Where we have determined that the customer obtains a right to access our AI services, we recognize revenue on a straight-line basis over the contractual term beginning when the customer has access to the service. Where we identify that the customer obtains a right to use license, we recognize revenue at the point in time at which the license is granted. Any contract specific revenue relating to localisation of services prior to the commencement of software license term is not deemed to be distinct from the software license contract and is consequently also recognized over the software license term. Efforts to satisfy performance obligations are expended evenly throughout the performance period and so the performance obligation is considered to be satisfied evenly over time.
For software license arrangements that include multiple performance obligations, the Group accounts for the individual performance obligations if they are distinct. The transaction price is allocated to the separate performance obligations in the software license on a relative standalone basis. We determine the standalone selling prices based on our overall pricing objectives, taking into consideration market inputs and entity specific factors, including standalone selling prices when available.
In some cases, we have concluded that upfront payments included in software license contracts with customers have a significant financing component considering the period between the upfront payment and the services provided, when the contract term is more than one year. As a result, the transaction price must be adjusted to account for the time value of money by using an appropriate discount rate. The discount rate utilized is determined based on the rate that would be reflected in a separate financing transaction with the customer. When a significant financing component exists, we recognize a contract liability for the entire upfront cash payment received, excluding the amount relating to the financing component from the transaction price. Additionally, interest expense is recognized over the duration of the contract under the amortised interest method

Software licensing revenue
Under IFRS 15, the Group must determine whether the Group’s promise to grant a software license provides its customer with either a right to access the Group’s intellectual property (“IP”) or a right to use the Group’s IP. A software license will provide a right to access the IP if there is significant development of the IP expected in the future, whereas for a right to use, the IP is to be used in the condition it is at the time the software license is signed. Our license fee revenue consists of AI services that are provided on a continuous basis for the contractual period. We have determined that the customer obtains a right to access our AI services and recognize revenue on a straight-line basis over the contractual term beginning when the customer has access to the service. Any contract specific revenue relating to localisation of services prior to the commencement of software license term is not deemed to be distinct from the software license contract and is consequently also recognized over the software license term. Efforts to satisfy performance obligations are expended evenly throughout the performance period and so the performance obligation is considered to be satisfied evenly over time.
In some cases, we have concluded that upfront payments included in software license contracts with customers have a significant financing component considering the period between the upfront payment and the services provided, when the contract term is more than one year. As a result, the transaction price must be adjusted to account for the time value of money by using an appropriate discount rate. The discount rate utilized is determined based on the rate that would be reflected in a separate financing transaction with the customer. When a significant financing component exists, we recognize a contract liability for the entire upfront cash payment received, excluding the amount relating to the financing component from the transaction price. Additionally, interest expense is recognized over the duration of the contract under the amortised interest method.

Clinical service revenue
Clinical service revenue
Clinical service revenue represents clinical services provided to our business and private patients under an arrangement and is recognized when the services are rendered. Our clinical service fees are based on PMPM (per member per month) subscription fees and fees per appointment (“fee for service”). PMPM subscription fees give members access to our clinical services over the contractual period as set forth in the arrangement, recognized monthly based on the number of members covered by the plan in a given month. Fee for service is based on contracted rates determined in agreed-upon compensation schedules and is recognized when the services are rendered at a point in time. In arrangements where PMPM subscription fees are charged we assess whether any of the transaction price should be allocated to software licensing revenue and allocate on a contract by contract basis.

Capitation revenue
Capitation revenue
Capitation revenue consists primarily of per capita fees for the delivery of VBC (Value-Based care) services by the Group under arrangements with various customers. Under the typical capitation arrangement, we are entitled to monthly PMPM fees to provide a defined range of VBC services to attributed members. PMPM fees are based upon fixed rates per member or a percentage of the per member premium of the health plan and are not dependent upon the volume of specific care services provided. In addition, the arrangements usually include payments relating to performance-based incentives, performance guarantees and risk shares. Unlike clinical services revenue discussed above, the Group accepts full financial risk for members attributed to our VBC services in exchange for a fixed monthly fee, which means we are responsible for the cost of all covered services provided to members.
In general, the Group considers all capitation revenue contracts as containing a single performance obligation to stand ready to provide managed VBC services to the attributed members. This performance obligation is satisfied over time as the Group stands ready to fulfil its obligation to the attributed members as a group. Accordingly, the Group recognizes revenue in the month in which attributed members are entitled to receive VBC services during the contract term.
Part of the consideration received under capitation revenue contracts are variable as the contracts contain provisions for performance-based incentives, performance guarantees and risk shares where amounts received are dependent upon factors such as quality metrics, member-specific attributes, and healthcare service costs. Capitation revenue is estimated using the most likely amount methodology and amounts are only included in revenue to the extent that it is highly probable that a significant reversal of cumulative revenue will not occur once any uncertainty is resolved. Such uncertainties may only be resolved several months after the end of the reporting period because of the availability of sufficient reliable data relating to factors such as quality metrics, member specific attributes and healthcare service costs. Subsequent changes in capitation fees and the amount of capitation revenue to be recognized by the Company are reflected in subsequent periods.
Capitation revenue is recognised gross when it is assessed that the performance obligation relates to the whole of the patient journey with the Group responsible for arranging, providing and controlling the VBC services provided to the attributed members, with expenses payable to other healthcare.

Cost of care delivery
Cost of care delivery
Cost of care delivery primarily consists of fees paid to the physicians and other health professionals in our provider network and costs incurred in connection with our provider network operations. Cost of care delivery is mainly driven by patient activity and required medical services and are relatively variable.
Costs incurred relating to the delivery of VBC services is recorded as an expense within cost of care delivery when capitation revenue is recognized.

Grant income
Grant income
We recognize income related to grants on a systematic and rational basis when it becomes probable that we have complied with the terms and conditions of the grant and in the period in which the corresponding costs or income related to the grant are recognized. We receive grants in the form of cash contributions towards outreach projects and tax credits for certain qualifying research and development expenditures. These grants are recognised as non-current
deferred grant income liability, released either over the period of the grant contract or over the same period that the related capitalized development costs are amortized. The offset to the release of the long term deferred grant income liability is recognised as revenue for outreach grants and a reduction in Platform and application expenses for tax credits.
Substantially all of the amortization of Deferred grant income from grants received in 2020 and prior years is expected to commence in 2021.

Platform and application expenses
Platform and application expenses
Platform and application expenses are costs of revenue to our digital healthcare platform. These costs primarily include employee-related salaries, benefits, stock-based compensation, as well as contractor and consultant expenses, that are engaged in providing professional services related to support and maintenance of the digital healthcare platform, as well as third-party application costs, hosting services and other direct costs. The amortization of capitalized development costs are also included in Platform and application expenses.

Expenditure on development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized if the product or process is technically and commercially feasible and if the Group has sufficient resources to complete the development. Capitalized development costs are recorded as intangible assets and amortized from the point at which the development is complete, and the asset is available for use. Costs are capitalized based on a model whereby a percentage is allocated to employee related expenses based on the time spent on the development of assets. Subsequent expenditure on capitalized intangible assets is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All employee expenses included in this balance relate to employees in the technology departments, and the percentage attributable varies dependent on the nature of the work performed and the type of asset being developed. Expenses that do not meet the criteria for capitalization are expensed as incurred.
The technical feasibility of a new product is determined by a management team consisting of technical and finance leads based on understanding the availability of adequate technical, financial and other resources required to develop the product. The commercial feasibility of a new product is determined by understanding how this product feeds into Babylon’s current offering. Commercial leads ascertain market interest by evaluating against existing and potential customer requirements. Feasibility is challenged with input from finance leads to verify the underlying financial implications of development and assess viability. Once the technical and commercial feasibility has been established and the project has been approved for commencement, the project moves into the development phase.
As described in Note 3, development costs of approximately $43,027 (2019: $36,036 thousand) were capitalized during the year for those development and technology expenses that were deemed technologically feasible and probable of generating future economic benefits. During the period of development, the asset is tested for impairment at least annually.

Research and development expenses
Research and development expenses
Research and development expenses primarily included employee-related salaries, benefits, stock-based compensation, as well as contractor and consultant expenses that are engaged in performing activities to develop and improve the Group’s digital healthcare platform as well as third-party application costs, hosting services and other indirect costs. Research costs and development costs that do not meet the criteria for capitalization are expensed as incurred.

Sales, general & administrative expense
Sales, general & administrative expense
Sales, general and administrative expenses include employee-related expenses, contractors and consultants expense, stock-based compensation, property and facility related expenses, IT and hosting, marketing, training and recruiting expenses. Enterprise IT and hosting costs are primarily software subscriptions, domain and hosting costs. Our sales, general and administrative expenses also include depreciation of property, fixtures and fittings and amortization of acquired intangible assets.

Claim expenses and claims payable
Claim expenses and claims payable
Claims expense, presented within Cost of care delivery, and claims payable, which are presented within Trade and other payables and Accruals and provisions, includes costs for third party healthcare service providers who provide medical care to our members for which the Group is contractually obligated to pay. The estimated reserve for incurred but not reported claims is included in the liability for unpaid claims in the consolidated balance sheets. Actual claims expense will differ from the estimated liability due to factors in estimated and actual member utilization of health care services, the amount of charges and other factors. We determine our estimates through a variety of actuarial models based on medical claims history to ensure our estimates represent the best, most reasonable estimate given the data available to us at the time the estimates are made. The actuarial models consider factors such as seasonal variances, healthcare contract rate changes, membership volume and demographics, as well as other medical cost trends. The Group estimates claim costs incurred by applying an observed medical cost trend factors to the average PMPM (per member per month fees) medical costs incurred in prior months for which more complete claims data is available. For the months prior to the most recent three months, the Group applies an expected completion true up to adjust expenses for this time period based on the expected amount of ultimate incurred claims for those months. In accordance with its policy, the Group reviews its estimated liability for unpaid claims on an ongoing basis.
Taxation
Taxation
Tax on the Consolidated Statement of Profit and Loss for the year comprises current and deferred tax. Tax is recognized in the Consolidated Statement of Profit and Loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.
Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is provided on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit other than in a business combination, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the reporting date.
Expenditures incurred for R&D activities have been claimed and will be reimbursed through the U.K. research and development expenditure credit scheme (the “RDEC Scheme”). Under the RDEC Scheme tax relief is given at 12.0% (up to April 1, 2020) and 13.0% (after April 1, 2020) of allowable R&D costs, which may result in a payable tax credit at an effective rate of approximately 10.3% of qualifying expenditure for the year ended December 31, 2020. The Group recognizes the gross amount as a deferred income grant liability on the balance sheet and as a reduction to Platform & application Expenses over the period of expected benefit from the expenditure. The related tax charge on the credit is recognised in the year of the tax credit.
A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized.

Net loss per share
Net loss per share
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock of the Group outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including outstanding stock options, warrants and convertible notes, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of common stock outstanding would have been anti-dilutive.

Comprehensive loss
Comprehensive loss
Comprehensive loss consists primarily of cumulative translation gains or losses. Unrealized gains or losses are net of any reclassification adjustments for realized gains and losses included in the Consolidated Statement of Profit and Loss.

Segment Reporting
Segment Reporting
IFRS 8, Operating Segments (“IFRS 8”) requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the Chief Operating Decision Maker (“CODM”). According to IFRS 8, the CODM represents a function whereby strategic decisions are made, and resources are assigned. The CODM function is carried out by the Group’s Chief Executive Officer.
Segment information is presented based on information used by the CODM in its decision-making processes. The CODM is responsible for the Group’s key strategic and business decisions and driving the direction and growth of the Group. These include but are not limited to international growth, new services, material business agreements and corporate and management structures. The CODM’s key decisions are based on the monthly management accounts in which segment information is presented on the basis of geographic areas. Each segment derives its revenues from software license fees for the provision of AI services, patient revenues from the provision of clinical services and VBC services provided by the segment which may differ from the geographic location of the customer. Earnings before Interest, Taxes, Depreciation, and Amortization (“EBITDA”) is used to measure performance of each segment because the Group believes that this information is most relevant in evaluating the results of the respective segments. The accounting policies for segment information, including transactions entered between segments are generally the same as those described in the summary of significant accounting policies. The CODM is not provided with total assets and liabilities by segment, and therefore the disclosures below do not include these measures.
Segment information is reported from a geographic presence perspective. The Group’s results are provided to CODM disaggregated by geographic region, including United Kingdom (“UK”), the United States of America (“US”), Canada, Rwanda, and Singapore. The Group assessed the geographical segments within the aggregation guidance provided in IFRS 8 and determined that the UK and US segments each exceed the quantitative thresholds and represent individual reportable segments. The remaining geographical regions individually and in aggregate do not exceed the quantitative thresholds for reportable segments. Therefore, the UK and the US segments are the Group’s reportable segments for the purposes of these consolidated financial statements.

Business combinations
Business combinations
The acquisition consideration is measured at fair value which is the aggregate of the fair values of the assets transferred, the liabilities incurred or assumed and the equity interests in exchange for control. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration are recognized in the Consolidated Statement of Profit and Loss.
The consideration transferred in a business combination shall be measured at fair value, which shall be calculated as the sum of the acquisition-date fair values of the assets transferred by the acquirer, the liabilities incurred by the acquirer to former owners of the acquiree and the equity interests issued by the acquirer. The allocation process requires an analysis of acquired contracts, customer relationships, contractual commitments, and legal contingencies to identify and record the fair value of all assets acquired and liabilities assumed. In valuing acquired assets and assumed liabilities, fair values are based on, but are not limited to, future expected cash flows, current replacement cost for similar capacity for certain fixed assets, market rate assumptions for contractual obligations, and appropriate discount rates and growth rates.
Where the consideration transferred, together with the
non-controlling
interest, exceeds the fair value of the net assets, liabilities and contingent liabilities acquired, the excess is recorded as goodwill. Acquisition related costs are expensed as incurred and classified as “Sales, general and administrative expenses” in the Consolidated Statement of Profit and Loss.
Goodwill is capitalized as a separate item in the case of subsidiaries. Goodwill is denominated in the currency of the operation acquired.
If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in the Consolidated Statement of Profit and Loss. When the Group increases their ownership interests held in one of its consolidated subsidiaries, any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is included in equity in retained earnings.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is stated at historical cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses.
Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the Consolidated Statement of Profit and Loss during the reporting period in which they are incurred.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

-	Computer equipment	3 years
-	Fixtures and fittings	4 years
At the end of each reporting period, the depreciation method, useful life and residual value of each asset is reviewed. Any revisions are accounted for prospectively as a change in estimate.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
When an asset is disposed, the gain or loss is calculated by comparing proceeds received with its carrying amount and is taken to the Consolidated Statement of Profit and Loss.

Other intangible assets
Other intangible assets
Intangible assets include capitalized development costs separately acquired in the normal course of business are recorded at historical cost, and intangible assets acquired in a business combination are recognized at fair value at the acquisition date. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.
The useful lives of intangible assets are assessed as either finite or indefinite.
Intangible assets with finite lives are amortized generally on a straight-line basis over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are at least reviewed at the end of each reporting period. The amortization expense on intangible assets with finite lives is recognized in Depreciation and amortization.
The useful lives of the Group’s intangible assets are:

-	Development costs	1-10 years
-	Customer relationships	11 months
-	Trade names	10 years
-	Physician network	10 years
An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the Consolidated Statement of Profit and Loss.

Goodwill
Goodwill
Goodwill is measured as described in “Business combinations” above. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is not amortized and is reviewed for impairment at least annually as of our third quarter ended September 30 or more frequently if triggering events occur or impairment indicators exist. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash generating units (“CGUs”), or groups of CGUs that is expected to benefit from the synergies of the combination. Each unit or group of units represents the lowest level within the entity at which the goodwill is monitored for internal management purposes.

Trade receivable
Trade receivable
We use a forward-looking expected credit loss (“ECL”) model in determining our allowance for doubtful accounts as it relates to trade receivables, contract assets, and other financial assets. Our allowance is based on historical experience, and includes consideration of the aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial conditions of the customers among other factors. We measure an impairment loss as the excess of the carrying amount over the present value of the estimated future cash flows discounted using the financial asset’s original discount rate, and we recognize this loss in our Consolidated Statement of Profit and Loss. A financial asset is written-off
or written-down to its net realizable value as soon as it is known to be impaired. We adjust previous write-downs to reflect changes in estimates or actual experience. Our allowance for doubtful accounts is not material.

Non-current assets held for sale and disposal groups
Non-current
assets held for sale and disposal groups
Non-current
assets and disposal groups are classified as held for sale when:

•	They are available for immediate sale
•	Management is committed to a plan to sell
•	It is unlikely that significant changes to the plan will be made or that the plan will be withdrawn
•	An active programme to locate a buyer has been initiated
•	The asset or disposal group is being marketed at a reasonable price in relation to its fair value, and
•	A sale is expected to complete within 12 months from the date of classification.
Non-current
assets and disposal groups classified as held for sale are measured at the lower of their carrying amount immediately prior to being classified as held for sale in accordance with the group’s accounting policy; and fair value less costs of disposal.
An impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current
asset (or disposal group) is recognized at the date of derecognition.
Following their classification as held for sale,
non-current
assets (including those in a disposal group) are not depreciated. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less from the date of purchase. The Group had no restricted cash amounts as of December 31, 2020 or December 31, 2019.

Impairment of non-financial assets excluding deferred tax assets
Impairment of
non-financial
assets excluding deferred tax assets
Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that carrying values may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal (market value) and value in use determined using estimates of discounted future net cash flows of the asset or group of assets to which it belongs. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating units).

Employee benefits
Employee benefits
Defined contribution plans
Obligations for contributions to defined contribution pension plans are recognized as an expense in the Consolidated Statement of Profit and Loss in the periods during which services are rendered by employees.
Short-term benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Share-based payment transactions
Share-based payment transactions
The Group and the Company operates a share option scheme. It issues equity settled share-based payments to both employees and non-employees
within the Group, whereby services are rendered in exchange for rights to purchase shares of the Company.
Non-employees
include contractors and advisors.
The grant date fair value of share-based payment awards granted to employees is recognized as an employee expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. The fair value of the options granted is measured using an option valuation model, taking into account the terms and conditions upon which the options were granted. The amount recognized as an expense is adjusted to reflect the actual number of awards for which the related service and non-market
vesting conditions (if applicable) are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market
performance conditions at the vesting date. The forfeitures rate is estimated and revised at each reporting date based on historical actuals. For share-based payment awards with non-vesting
conditions, the grant date fair value of the share-based payment is measured to reflect such conditions, and there is no true-up
for differences between expected and actual outcomes.

Valuation of ordinary shares
Valuation of ordinary shares
As there has been no public market for the Group’s ordinary shares to date, the estimated fair value of the ordinary shares has been determined by the board of directors as of the date of each grant, with input from management, considering the most recently available third-party valuations of the Group’s ordinary shares, and the assessment of additional objective and subjective factors that they believed were relevant and which may have changed from the date of the most recent valuation through the date of the grant.

Foreign currency
Foreign currency
Transactions in foreign currencies are translated to the respective functional currencies of Group entities at the foreign exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to the functional currency at the foreign exchange rate ruling at that date.
Non-monetary
assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.
Non-monetary
assets and liabilities denominated in foreign currencies that are stated at fair value are retranslated to the functional currency at foreign exchange rates ruling at the dates the fair value was determined. Foreign exchange differences arising on translation are recognized in the Consolidated Statement of Profit and Loss.
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on consolidation, are translated to the Group’s presentational currency, United States Dollars, at foreign exchange rates ruling at the reporting date. The revenues and expenses of foreign operations are translated at an average rate for the year where this rate approximates to the foreign exchange rates ruling at the dates of the transactions. Foreign exchange differences arising on translation are recognized as other comprehensive loss.

Provisions
Provisions
A provision is recognized in the Consolidated Statement of Financial Position when the Group has a present legal or constructive obligation as a result of a past event, that can be reliably measured, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax
rate that reflects risks specific to the liability.

Equity issuance costs
Equity issuance costs
The Group recognizes incremental external costs directly attributable to an equity issuance transaction as a deduction from equity. Any transaction costs are therefore deducted from share premium where possible to do so.

Leases
Leases
Our lease contracts primarily include real estate leases for buildings and are accounted for under IFRS 16,
Leases
(“IFRS 16”).
We assess whether a contract is or contains a lease, at inception of a contract. We recognize a right-of-use
asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, we recognize the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Financial Instruments
Financial Instruments
Derivatives
Derivatives are initially measured at fair value and are subsequently remeasured to fair value at each reporting date. Changes in fair value are recognized in finance income or finance costs as appropriate.
Convertible loan notes
Under IAS 32,
Financial Instruments: Presentation
(“IAS 32”)
,
the liability and equity components of convertible loan notes must be presented separately on the Consolidated Statement of Financial Position. If the conversion option exchanges a fixed number of shares for a fixed amount of cash (“fixed for fixed”) then it is classified as an equity instrument. The Group has examined the terms of each issue of convertible loan notes and determined their accounting treatment accordingly.
The Group considers loans where the holder on the principal amount, for which there is no obligation to settle in cash, is also recognized in the share premium reserve. Upon redemption of the instrument and the issue of share capital, the amount is reclassified from the share premium reserve to share capital and share premium.
The Group considers convertible loans where the holder does have the option to repay in cash or where there is not a fixed for fixed conversion feature to be convertible debt instruments with an embedded equity conversion feature and recognizes the principal of the loan note as a debt liability in the liabilities section of the Consolidated Statement of Financial Position and the equity conversion feature as an equity derivative instrument that is measured at fair value through profit or loss. The accrued interest on the principal amount is recorded as interest expense in the Consolidated Statement of Profit and Loss and as an increase in the debt liability. Upon redemption of the instrument and the issue of share capital, the amount is reclassified from the debt liability to share capital and share premium.
Fair value measurements
The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Group. The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.
Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing
categorisation at the end of each reporting period.
The carrying amounts reported in the Consolidated Statement of Financial Position for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realisation and their current market rate of interest. The Group does not have any other material assets or liabilities that are recognized at fair value on a recurring basis.

New standards and interpretations not yet adopted
New standards and interpretations not yet adopted
The following Adopted IFRSs have been issued but have not been applied by the Group in these consolidated financial statements. Their adoption is not expected to have a material effect on the financial statements unless otherwise indicated.
•
Amendments to IFRS 9:
Financial Instruments
, IAS 39:
Financial Instruments: Recognition and Measurement
, IFRS 7,
Financial Instruments: Disclosures
and IFRS 16:
Interest Rate Benchmark Reform – Phase 2
(effective date January 1, 2021).

•
Amendments to IAS 37:
Onerous Contracts—Cost of Fulfilling a Contract,
Amendments to References to the Conceptual Framework in IFRS 3,
Business Combinations,
Amendments to IAS 16:
Property, Plant and Equipment—Proceeds before Intended Use,
and
Annual Improvements to IFRS Standards 2018-2020 (effective date January 1, 2022)

IFRS 17:
Insurance Contracts
and Amendments to IAS 1:
Presentation of Financial Statements: Classification of Liabilities as Current or
Non-current
and Classification of Liabilities as Current or
Non-current
(effective date January 1, 2023).